UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Triple Frond Partners LLC

Address:   1000 Second Avenue, Suite 1200
           Seattle, WA  98104


Form 13F File Number: 28-13331


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Charles F. Pollnow IV
Title:  Manager of Triple Frond Partners LLC
Phone:  206-332-1215

Signature,  Place,  and  Date  of  Signing:

/s/ Charles F. Pollnow IV          Seattle, WA                        5/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Manager of Triple Frond Partners LLC

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 None
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      196,489
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-13332              Hawk Hill Capital Partners
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
DIAGEO P L C               SPON ADR       25243Q205    9,780   145,000 SH       SOLE       1          145,000      0    0
EMBOTELLADORA ANDINA S A   SPON ADR A     29081P204    5,336   304,920 SH       SOLE       1          304,920      0    0
EMBOTELLADORA ANDINA S A   SPON ADR B     29081P303      457    22,375 SH       SOLE       1           22,375      0    0
LIFE TIME FITNESS INC      COM            53217R207   31,573 1,123,600 SH       SOLE       1        1,123,600      0    0
MCDONALDS CORP             COM            580135101   10,395   155,800 SH       SOLE       1          155,800      0    0
MCGRATH RENTCORP           COM            580589109    1,143    47,181 SH       SOLE       1           47,181      0    0
MEDTRONIC INC              COM            585055106   20,351   451,950 SH       SOLE       1          451,950      0    0
MILLICOM INTL CELLULAR S A SHS            L6388F110    4,128    46,297 SH       SOLE       1           46,297      0    0
PROGRESSIVE CORP OHIO      COM            743315103   30,544 1,600,000 SH       SOLE       1        1,600,000      0    0
TIME WARNER CABLE INC      COM            88732J207   26,655   500,000 SH       SOLE       1          500,000      0    0
WALGREEN CO                COM            931422109   40,799 1,100,000 SH       SOLE       1        1,100,000      0    0
ZENITH NATL INS CORP       COM            989390109   15,328   400,000 SH       SOLE       1          400,000      0    0


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